Item G.1.b.iv: Information called for By Item 405 of Regulation S-K

Section 16(a) Beneficial Ownership Reporting Compliance

Section 30(h) of the Investment Company Act of 1940, as amended, and Section 16(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, require the Fund’s trustees and certain officers, investment adviser, certain affiliated persons of the investment adviser and persons who own more than 10% of a registered class of the Fund’s equity securities to file forms reporting their affiliation with the Fund and their ownership and changes in their ownership of the Fund’s securities with the Securities and Exchange Commission (the “SEC”) and the New York Stock Exchange. Based solely on a review of the forms filed electronically with the SEC and any written representation from reporting persons during the most recently concluded fiscal year, the Fund believes that each of the Trustees and officers, investment adviser and relevant affiliated persons of the investment adviser and the persons who beneficially own more than 10% of any class of outstanding securities of the Fund has complied with all applicable filing requirements during the Fund’s most recently concluded fiscal year, except that the following reports were inadvertently filed late:

•            Form 4 filing for the following transactions for Michael Fierman:

•	May 14, 2025
•	May 15, 2025
•	May 16, 2025
•	May 19, 2025
•	May 20, 2025
•	May 21, 2025
•	November 6, 2025
•	November 7, 2025
•	December 12, 2025
•            Form 4 filing for the following transaction for Sreeniwas Prabhu:

•	November 20, 2025